Additional Financial Information	12 Months Ended
Jun. 30, 2015
Additional Financial Information

20. Additional Financial Information

Select additional financial information consists of the following:

Balance Sheet Information At June 30	2015	2014
Prepaid Expenses
Prepaid Insurance	$7,098	$6,924
Other	2,623	2,695

	$9,721	$9,619

Other Current Assets
Fuel Tax Receivable	$1,799	$1,249
Other Receivables	1,644	3,539

	$3,443	$4,788

Accrued Expenses and Accounts Payable
Accrued Accounts Payable	$8,483	$8,711
Dividends Payable	14,096	14,255
Insurance	9,111	7,532
Wages and Benefits	5,175	6,237
Class B Shares	5,356	7,217
Taxes Payable	1,259	1,335
Deferred Revenue	655	774
Accrued Fixed Assets	20,983	—
Other	2,278	2,621

	$67,396	$48,682

Other liabilities
Insurance	$16,756	$14,565
Other	676	1,102

	$17,432	$15,667